Loans - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Deferred Income	$ 10,400,000	$ 9,400,000
Deposit Liabilities Reclassified as Loans Receivable	1,700,000	2,300,000
Troubled Debt Restructuring, Classification removed	1,200,000	2,500,000
Partial charge-offs on impaired loans	28,705,000	32,480,000
Allowance for loans individually evaluated for impairment	4,191,000	3,660,000
Recorded investment, related to loans	19,900,000	9,300,000
Loans 90 days past due and still accruing	1,975,000	2,709,000
TDRs included in nonaccrual loan totals	41,100,000	47,500,000
Nonaccrual TDRs considered current	19,100,000	15,700,000
TDRs included in accruing loan totals	25,100,000	16,300,000
Commitments to lend additional funds to borrowers whose terms had been modified in a TDR	2,300,000	1,400,000
Specific reserves related to troubled debt restructuring	2,300,000	2,400,000
Additional specific reserves related to troubled debt restructuring	1,300,000	700,000	$ 1,100,000
Modified substandard commercial loans, total recorded investment	116,000	987,000
Modified substandard consumer loans total recorded investment	16,500,000	19,900,000
Nonaccrual loans not classified as TDRs at prior fiscal year end	800,000	700,000	5,500,000
Recorded investment modified as TDRs	2,854,000	2,009,000	7,379,000
Consumer
Financing Receivable, Recorded Investment [Line Items]
Allowance for loans individually evaluated for impairment	0	0
Loans 90 days past due and still accruing	1,093,000	1,133,000
Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	47,000,000	45,700,000
New loan made to related party	5,800,000	6,000,000
Repayment of loans due from related party	12,900,000	14,100,000
Increase (Decrease) in Customer Advances	7,100,000	6,400,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	44,000	314,000	397,000
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Recorded investment modified as TDRs	2,800,000	1,700,000	$ 7,000,000
Financing Receivable With No Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	24,200,000	32,400,000
Financing Receivable With Related Allowance Recorded [Member]
Financing Receivable, Recorded Investment [Line Items]
Partial charge-offs on impaired loans	4,500,000	$ 0
Loans receivable | Executive officers and directors
Financing Receivable, Recorded Investment [Line Items]
Loans due from related party	$ 36,000,000